Income Taxes - Change in Deferred Income Tax Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Net deferred tax income tax liability, beginning of year	$ 7,916	$ 8,364
Recognized in deferred income tax (recovery) / expense	(294)	560
Recognized in other comprehensive income	186	42
Foreign exchange, acquisition, disposition and other	9	(1,050)
Net deferred income tax liability, end of year	$ 7,817	$ 7,916